Investments in Partially Owned Entities (Tables)	12 Months Ended
Dec. 31, 2010
Investments in Partially Owned Entities (Tables) [Abstract]
Partially Owned Property Balance Sheet Schedule

	Consolidated
	Development Projects (VIEs)
	Held for	Completed,	Completed
	and/or Under	Not	and
	Development	Stabilized (4)	Stabilized	Other	Total
Total projects (1)	—	1	4	19	24

Total apartment units (1)	—	490	1,302	3,440	5,232

Balance sheet information at 12/31/10 (at 100%):
ASSETS
Investment in real estate	$44,006	$257,747	$390,465	$438,329	$1,130,547
Accumulated depreciation	—	—	(18,471)	(124,347)	(142,818)

Investment in real estate, net	44,006	257,747	371,994	313,982	987,729
Cash and cash equivalents	877	1,288	7,384	11,581	21,130
Deposits — restricted	1,115	922	3,205	8	5,250
Escrow deposits — mortgage	—	—	222	2,321	2,543
Deferred financing costs, net	—	2,800	412	505	3,717
Other assets	339	268	308	143	1,058

Total assets	$46,337	$263,025	$383,525	$328,540	$1,021,427

LIABILITIES AND EQUITY
Mortgage notes payable	$18,342	$141,741	$275,348	$314,535	$749,966
Accounts payable & accrued expenses	346	2,215	1,070	1,259	4,890
Accrued interest payable	1,294	521	605	1,531	3,951
Other liabilities	1,617	1,568	910	1,001	5,096
Security deposits	—	1,021	955	1,392	3,368

Total liabilities	21,599	147,066	278,888	319,718	767,271

Noncontrolling Interests — Partially Owned Properties	3,418	5,025	4,278	(4,730)	7,991
Accumulated other comprehensive (loss)	—	(1,322)	—	—	(1,322)
EQR equity	21,320	112,256	100,359	13,552	247,487

Total equity	24,738	115,959	104,637	8,822	254,156

Total liabilities and equity	$46,337	$263,025	$383,525	$328,540	$1,021,427

Debt — Secured (2):
EQR Ownership (3)	$18,342	$141,741	$275,348	$252,857	$688,288
Noncontrolling Ownership	—	—	—	61,678	61,678

Total (at 100%)	$18,342	$141,741	$275,348	$314,535	$749,966

(1)	Project and apartment unit counts exclude all uncompleted development projects until those projects are substantially completed.

(2)	All debt is non-recourse to the Company with the exception of $14.0 million in mortgage debt on one development project.

(3)	Represents the Company’s current economic ownership interest.

(4)	Projects included here are substantially complete. However, they may still require additional exterior and interior work for all apartment units to be available for leasing.

Partially Owned Property Income Statement Schedule

	Consolidated
	Development Projects (VIEs)
	Held for
	and/or Under	Completed,	Completed
	Development	Not Stabilized (4)	and Stabilized	Other	Total
Operating information for the year ended 12/31/10 (at 100%):
Operating revenue	$4	$6,344	$25,607	$55,928	$87,883
Operating expenses	758	3,458	9,370	19,906	33,492

Net operating (loss) income	(754)	2,886	16,237	36,022	54,391
Depreciation	—	—	12,239	14,882	27,121
General and administrative/other	51	—	127	92	270
Impairment	8,959	—	—	—	8,959

Operating (loss) income	(9,764)	2,886	3,871	21,048	18,041
Interest and other income	23	—	10	30	63
Other expenses	(493)	—	—	(548)	(1,041)
Interest:
Expense incurred, net	(925)	(2,872)	(6,596)	(20,576)	(30,969)
Amortization of deferred financing costs	—	—	(753)	(238)	(991)

(Loss) income before income and other taxes and discontinued operations	(11,159)	14	(3,468)	(284)	(14,897)
Income and other tax (expense) benefit	(31)	—	—	(5)	(36)
Net loss on sales of land parcels	(234)	—	—	—	(234)
Net gain on sales of discontinued operations	711	—	—	34,842	35,553

Net (loss) income	$(10,713)	$14	$(3,468)	$34,553	$20,386